CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (unaudited) [Abstract]
Net Income	$ 1,220	$ 1,487	$ 5,016	$ 2,847
Unrealized net gains on securities
Unrealized holding gains arising during period	149	129	1,209	414
Less: Reclassification adjustment for gains included in net income	(6)	0	(2,108)	0
Other comprehensive income (loss)	143	129	(899)	414
Total Comprehensive Income	$ 1,234	$ 1,616	$ 4,117	$ 3,261